BORROWINGS - Schedule of Maturities of Consolidated Borrowings and Debt Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 3,082,926
2027	5,310,685
2028	2,123,093
2029	3,914,589
2030	3,993,582
Thereafter	18,677,237
Total	$ 37,102,112